Deferred Tax Assets and Income Tax Provision	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
Note 10 – Deferred Tax Assets and Income Tax Provision

Deferred Tax Assets

At December 31, 2014, the Company had net operating loss (“NOL”) carry–forward for Federal income tax purposes of $40,658, net of 50% meals and entertainment exclusion, change in fair value of derivative liability and derivative expense that may be offset against future taxable income through 2034. A tax benefit has not been reported with respect to these net operating loss carry-forwards as the Company believes that the realization of the Company’s net deferred tax asset of approximately $13,824 is not considered more likely than not and accordingly, the deferred tax asset has been offset by a full valuation allowance.

Deferred tax assets consist primarily of the tax effect of NOL carry-forwards. The Company has provided a full valuation allowance on the deferred tax assets because of the uncertainty regarding its realizeability.  The valuation allowance increased approximately $13,824 for the year ended December 31, 2014.

Components of deferred tax assets are as follows:

December 31, 2014
Net deferred tax assets – non-current:

Expected income tax benefit from NOL carry-forwards	$13,824

Less valuation allowance	(13,824)

Deferred tax assets, net of valuation allowance	$-

Income Tax Provision in the Statements of Operations

A reconciliation of the federal statutory income tax rate and the effective income tax rate as a percentage of income before income tax provision is as follows:

For the period from October 16, 2014 (inception) through December 31, 2014

Federal statutory income tax rate	34.0%

Change in valuation allowance on net operating loss carry-forwards	(34.0)

Effective income tax rate	0.0%

Tax years that remain subject to examination by major tax jurisdictions

The Company's corporation income tax return is subject to audit under the statute of limitations by the Internal Revenue Service for a period of three (3) years from the date it is filed. The Company has not filed its corporation income tax return for the period from October 16, 2014 (inception) through December 31, 2014, which remains subject to examination upon filing.

Pro Forma Deferred Tax Assets and Income Tax Provision (Unaudited)

The unaudited pro forma income tax provision, deferred tax assets, and the valuation allowance of deferred tax assets, if any, included in the consolidated financial statements and income tax provision note reflect the income tax provision which would have been recorded as if the LLC had always been a C corporation upon its incorporation.

Deferred Tax Assets

At December 31, 2014, the Company would have had net operating loss (“NOL”) carry–forward for Federal income tax purposes of $243,847, net of 50% meals and entertainment exclusion, change in fair value of derivative liability and derivative expense, that may be offset against future taxable income through 2034 and the Company’s net deferred tax assets and valuation allowance would have been approximately $82,908; and its valuation allowance would have increased approximately $82,908 for the year then ended.

Components of the Company's deferred tax assets would have been as follows:

December 31, 2014
Net deferred tax assets – non-current:

Expected income tax benefit from NOL carry-forwards	$82,908

Less valuation allowance	(82,908)

Deferred tax assets, net of valuation allowance	$-

Income Tax Provision in the Statements of Operations

A reconciliation of the federal statutory income tax rate and the effective income tax rate as a percentage of income before income tax provision would have been as follows:

For the year ended December 31, 2014

Federal statutory income tax rate	34.0%

Change in valuation allowance on net operating loss carry-forwards	(34.0)

Effective income tax rate	0.0%